GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Quality Dividend ETF (QDIV)

SUPPLEMENT DATED JULY 26, 2019
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective July 26, 2019, the table under Annual Fund Operating Expenses on pg.26 is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.35%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.35%
Fee Waiver:[2]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.20%

1    “Other Expenses” are based on estimated amounts for the current fiscal year.

[2]
Pursuant to a Fee Waiver Agreement effective July 26, 2019, the Adviser has agreed to permanently waive 0.15% of its management fee. After giving effect to such waiver, the net management fee is 0.20%.

Effective July 26, 2019, the following paragraph is added immediately prior to the last paragraph of the section entitled “Fund Management-Investment Adviser” beginning on pg. 82:

Pursuant to a Fee Waiver Agreement effective July 26, 2019, the Adviser has agreed to permanently waive 0.15% of the management fee it receives from the Global X S&P 500® Quality Dividend ETF. After giving effect to such waiver, the net management fee received by the Adviser from the Global X S&P 500® Quality Dividend ETF is 0.20%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Quality Dividend ETF (QDIV)

SUPPLEMENT DATED JULY 26, 2019
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective July 26, 2019, the following paragraph is added immediately following the fifth paragraph of the section entitled “Management of the Trust-Investment Adviser” beginning on pg. 43:

Pursuant to a Fee Waiver Agreement effective July 26, 2019, the Adviser has agreed to permanently waive 0.15% of the management fee it receives from the Global X S&P 500® Quality Dividend ETF. After giving effect to such waiver, the net management fee received by the Adviser from the Global X S&P 500® Quality Dividend ETF is 0.20%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE